Income tax (Details) - Schedule of the prima facie income tax (expense)/benefit on pre-tax accounting (loss)/profit from operations reconcile (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of The Prima Facie Income Tax Expense Benefit On Pre Tax Accounting Loss Profit From Operations Reconcile Abstract
Tax rate	25.00%	26.00%	27.50%
Non-deductible tax rate		26.00%	27.50%
Unused tax losses percentage		26.00%	27.50%